UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2008

Date of reporting period:	June 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets California Tax-Free Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended June 30, 2008

Market Conditions

The turmoil arising from the subprime mortgage sector that surfaced during the latter half of 2007 continued through the first half of 2008, and included a deepening housing slump, a breakdown in mortgage markets, tighter credit, more volatile financial markets, and rising energy prices. The effects of the widening crisis were felt by the full range of financial institutions and the functioning of the credit markets continued to be impaired. The declining housing market contributed to increasing pressure on state and local government budgets. In California, where the housing slump has been deeper than the vast majority of other states, single-family housing permits in the third quarter of 2007 were only about one-third of their level in the third quarter of 2005, while existing home sales were roughly half of their level of two years ago.

Money market funds continued to witness steady cash inflows spurred in large part by investor flight from other markets. At the same time, money fund managers were faced with the need to reinvest proceeds from the sale of securities backed by monoline insurers that no longer met credit quality thresholds. As a result, the market struggled with excess demand that could not be met by available supply. The SIFMA Index, the benchmark for weekly variable-rate securities, moved from a yield of 3.42 percent at the end of December to 1.55 percent at the end of June, reflecting strong demand for the securities. Similarly, the Bond Buyer One Year Note Index fell 122 basis points from 2.91 percent to 1.69 percent over the course of the first half of the year.

Performance Analysis

As of June 30, 2008, Active Assets California Tax-Free Trust had net assets of approximately $3.3 billion and an average portfolio maturity of 33 days. For the 12-month period ended June 30, 2008, the Fund provided a total return of 2.44 percent. For the seven-day period ended June 30, 2008, the Fund provided an effective annualized yield of 1.10 percent and a current yield of 1.09 percent, while its 30-day moving average yield for June was 1.13 percent. Past performance is no guarantee of future results.

Given the unsettling events and uncertain market conditions during the reporting period, daily and weekly variable-rate securities remained the dominant investments in the Fund's portfolio. In the latter months of the period, however, prospects for declining short-term interest rates led us to seek opportunities to lock in attractive yields through investments in longer-term fixed-rate instruments. We selectively added to holdings in notes in the six-to-12 month range and commercial paper in the 30-to-90 day range.

Growing evidence of a softening economy called for a strong focus on credit review and analysis. We continued to maintain our ongoing efforts to protect the safety and liquidity of the Fund's assets, taking additional steps to reduce or eliminate exposure to institutions under stress. Over the past three quarters, we have identified and eliminated any securities enhanced by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable Letter of Credit. Additionally, the Fund did not have any exposure to auction rate securities. We will also continue to monitor the implications of the slowing economy on municipal government balance sheets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/08
Variable Rate Municipal Obligations	80.2%
Tax-Exempt Commercial Paper	9.1
Municipal Notes & Bonds	6.2
U.S. Government Agencies — Discount Notes	2.9
Investment Company	1.6
MATURITY SCHEDULE as of 06/30/08
1 - 30 Days	85.1%
31 - 60 Days	1.0
61 - 90 Days	4.5
91 - 120 Days	3.0
121 + Days	6.4

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 – 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/08	06/30/08	01/01/08 – 06/30/08
Actual (0.89% return)	$1,000.00	$1,008.90	$2.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.38	$2.51

@  Expenses are equal to the Fund's annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that the Fund is managed more conservatively than its peers in the performance peer group, which may result in periods of underperformance compared to the performance peer group. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rate charged by the Adviser to another proprietary fund it manages with an investment strategy comparable to the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (83.8%)
	ABAG Finance Authority for Nonprofit Corporations,
$41,110	899 Charleston Ser 2007	2.63%	07/01/08	$41,110,000
20,000	Acacia Creek at Union City Ser 2008 A	1.90	07/01/08	20,000,000
5,900	Elder Care Alliance of San Francisco Ser 2006 A	1.33	07/08/08	5,900,000
12,750	Eskaton Village-Placerville Ser 2007	1.50	07/08/08	12,750,000
5,735	Eskaton Village-Roseville Ser 2006	1.50	07/08/08	5,735,000
5,495	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (FSA Insd)	1.58	07/08/08	5,495,000
10,000	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 COPs	1.25	07/08/08	10,000,000
8,750	Austin Trust, California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	1.56	07/08/08	8,750,000
	Austin Trust, Irvine Unified School District No 07-1,
22,695	Ser 2007 A Custody Receipts Ser 2007-314	1.58	07/08/08	22,695,000
10,000	Ser 2007 B Custody Receipts Ser 2007-315	1.62	07/08/08	10,000,000
	Austin Trust, Los Angeles Unified School District,
13,000	Election 2005 Ser E Custody Receipts Ser 2008-1049 (FSA Insd)	1.56	07/08/08	13,000,000
6,410	Ser 2007 A-1 Custody Receipts Ser 2008-1069 (FSA Insd)	1.56	07/08/08	6,410,000
4,000	Ser 2007 A-1 Custody Receipts Ser 2008-1070 (MBIA Insd)	1.60	07/08/08	4,000,000
5,525	Austin Trust, Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	1.56	07/08/08	5,525,000
3,865	Austin Trust, San Bernardino Community College District Election 2002 Ser C Ser 2008-1072 (FSA Insd)	1.56	07/08/08	3,865,000
2,500	Azusa Unified School District, Ser 2004 COPs (FSA Insd)	1.80	07/08/08	2,500,000
18,730	Bakersfield, Wastewater Ser 2007 B (FSA Insd)	1.53	07/08/08	18,730,000
	Bay Area Toll Authority,
46,000	San Francisco Bay Area Toll Bridge Ser D-1	1.15	07/08/08	46,000,000
19,630	San Francisco Bay Area Toll Bridge Ser G-1	1.45	07/08/08	19,630,000
	California,
10,600	Economic Recovery Ser 2004 C-3	2.16	07/01/08	10,600,000
47,761	Economic Recovery Ser 2004 C-11	1.05	07/08/08	47,761,000
	California,
50,200	Ser 2003 B-2	1.05	07/08/08	50,200,000
3,700	Ser 2004 B-3	1.60	07/01/08	3,700,000
27,485	Ser 2005 B Subser B-2	1.05	07/08/08	27,485,000
8,500	Ser 2007 ROCs II-R Ser 11402 (AGC Insd)	1.55	07/08/08	8,500,000
	California Department of Water Resources,
11,350	Power Supply Ser 2002 B Subser B-3	1.45	07/01/08	11,350,000
475	Power Supply Ser 2002 C Subser C-5	1.35	07/08/08	475,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
$49,090	Power Supply Ser 2002 C Subser C-9	1.26%	07/08/08	$49,090,000
43,415	Power Supply Ser 2002 C Subser C-10, C-16 & C-18	1.30	07/08/08	43,415,000
38,000	Power Supply Ser 2005 F Subser F-3	1.45	07/01/08	38,000,000
18,900	Power Supply Ser 2005 G Subser G-5 (FSA Insd)	1.32	07/08/08	18,900,000
1,100	Power Supply Ser 2008 I Subser I-2	1.45	07/01/08	1,100,000
	California Educational Facilities Authority,
72,500	California Institute of Technology Ser 1994 & 2006 Ser A	1.20	07/08/08	72,500,000
5,465	California Lutheran University Ser 2004 A	1.40	07/08/08	5,465,000
10,000	University of La Verne Ser 2008	1.40	07/08/08	10,000,000
	California Health Facilities Financing Authority,
112,150	Catholic Healthcare West Ser 2005 H & 2008 D	1.28	07/08/08	112,150,000
46,740	Kaiser Permanente Ser 2006 C	1.33	07/08/08	46,740,000
34,700	Northern California Presbyterian Homes & Services Ser 2004	1.50	07/08/08	34,700,000
33,195	Sisters of Charity of Leavenworth Health System Ser 2003	1.28	07/08/08	33,195,000
36,200	Stanford Hospital Ser 2008 B-2	1.15	07/08/08	36,200,000
	California Housing Finance Agency,
52,925	Home Mortgage 2004 Ser E-2 (AMT)	1.52	07/08/08	52,925,000
36,000	Home Mortgage 2005 Ser D (AMT)	1.50	07/08/08	36,000,000
17,700	Home Mortgage 2006 Ser F (AMT)	1.90	07/01/08	17,700,000
17,040	Multifamily Ser 2006 A (AMT)	3.02	07/01/08	17,040,000
	California Infrastructure & Economic Development Bank,
5,750	Le Lycee Francais de Los Angeles Ser 2006	1.58	07/08/08	5,750,000
3,805	SRI International Ser 2003 A	1.30	07/08/08	3,805,000
11,110	California Public Works Board, University of California Regents Ser 2007 A PUTTERs Ser 2826 (FSA Insd)	1.58	07/08/08	11,110,000
	California Statewide Communities Development Authority,
20,700	American Baptist Homes of the West Ser 2006	1.30	07/08/08	20,700,000
26,300	Azusa Pacific University Project Ser 2007	1.52	07/08/08	26,300,000
1,800	Cathedral High School Ser 2003	1.20	07/08/08	1,800,000
5,630	Chabad of California Ser 2004	1.31	07/08/08	5,630,000
17,000	Front Porch Communities & Services Ser 2007 B	1.31	07/08/08	17,000,000
11,300	Kaiser Permanente Ser 2003 B	1.33	07/08/08	11,300,000
48,200	Kaiser Permanente Ser 2004 J & L	1.33	07/08/08	48,200,000
34,100	Kaiser Permanente Ser 2008 A	1.26	07/08/08	34,100,000
24,500	Kaiser Permanente Ser 2008 C	1.95	05/28/09	24,500,000
10,365	National Center for International Schools Ser 2006 A	1.40	07/08/08	10,365,000
77,900	SWEEP Loan Program Ser 2007 A	1.29	07/08/08	77,900,000
10,900	University of San Diego Ser 2005	1.52	07/08/08	10,900,000
62,400	Western University of Health Sciences Ser 2007 A	1.40	07/08/08	62,400,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
$8,825	Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Ser 2008 A	1.25%	07/08/08	$8,825,000
7,800	Corona-Norco Unified School District, Ser 2005 COPs	1.80	07/08/08	7,800,000
21,000	Desert Community College District, Ser 2007 C ROCs II-R Ser 12229 (FSA Insd)	1.55	07/08/08	21,000,000
	East Bay Municipal Utility District,
10,000	Wastewater Sub Refg Ser 2008 A	1.25	07/08/08	10,000,000
6,860	Wastewater Sub Refg Ser 2008 B-1	1.29	07/08/08	6,860,000
82,910	Water System Sub Refg Ser 2008 B-1 & B-2	1.10	07/08/08	82,910,000
7,450	Water System Sub Refg Ser 2008 C-1	1.23	07/08/08	7,450,000
17,395	Water System Sub Refg Ser 2008 C-2 & C-3	1.25	07/08/08	17,395,000
11,935	Water System Sub Refg Ser 2008 C-4	1.29	07/08/08	11,935,000
48,195	Water System Sub Refg Ser 2008 C-5 & C-6	1.05	07/08/08	48,195,000
10,600	Eastern Municipal Water District, Water & Sewer Ser 2008 B COPs	1.50	07/08/08	10,600,000
10,300	Glendale Financing Authority, 2000 Police Building COPs	1.28	07/08/08	10,300,000
	Grant Joint Union High School District,
2,100	School Facility Bridge Funding Ser 2002 COPs (FSA Insd)	1.80	07/08/08	2,100,000
15,400	School Facility Bridge Funding Ser 2005 COPs (FSA Insd)	1.70	07/08/08	15,400,000
2,500	School Facility Bridge Funding Ser 2007 COPs (FSA Insd)	1.70	07/08/08	2,500,000
7,200	Grossmont-Cuyamaca Community College District, Ser 2008 ROCs II-R Ser 3083 (AGC Insd)	1.53	07/08/08	7,200,000
19,700	Hillsborough, Water & Sewer System Ser 2003 A & 2006 A COPs	1.28	07/08/08	19,700,000
55,145	Irvine Ranch Water District, Ser 2008 COPs	2.90	07/01/08	55,145,000
	Los Angeles,
10,000	Single Family Mortgage 2004 Ser A (AMT)	1.52	07/08/08	10,000,000
17,600	Wastewater System Sub Ser 2008 A	1.23	07/08/08	17,600,000
13,325	Los Angeles Community Redevelopment Agency, Bunker Hill Ser 2004 A PUTTERs Ser 2910Z (FSA Insd)	1.58	07/08/08	13,325,000
12,550	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	1.31	07/08/08	12,550,000
6,000	Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax Ser 2004-A ROCs II-R Ser 12037 (MBIA Insd)	1.82	07/08/08	6,000,000
	Los Angeles Department of Water & Power,
33,400	Power System 2001 Ser B Subser B-5	1.23	07/08/08	33,400,000
22,700	Power System Ser 2006 A-2 ROCs RR-II-R12098 (FSA Insd)	1.54	07/08/08	22,700,000
10,200	Water System 2001 Ser B Subser B-1	1.23	07/08/08	10,200,000
7,450	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (FSA Insd)	1.58	07/08/08	7,450,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
	MACON Trust,
$14,705	Irvine Unified School District Community Facilities District No 06-1 Ser 2007 B Variable Ser 2007-317	1.62%	07/08/08	$14,705,000
22,685	Tustin Unified School District Community Facilities District No 07-1 Ser 2007 Variable Ser 2007-336	1.62	07/08/08	22,685,000
4,850	Manteca Redevelopment Agency, Amended Merged Project Area Ser 2005	2.25	07/01/08	4,850,000
	Metropolitan Water District of Southern California,
85,135	Waterworks 2008 Ser A-2	1.22	07/08/08	85,135,000
26,900	Waterworks 1997 Ser C	1.20	07/08/08	26,900,000
10,400	Waterworks 1999 Ser B	1.30	07/08/08	10,400,000
39,600	Waterworks 1999 Ser C	1.20	07/08/08	39,600,000
37,800	Waterworks 2000 Ser B-2	1.60	07/08/08	37,800,000
8,930	Waterworks 2005 Ser B-2	2.85	07/01/08	8,930,000
21,125	Modesto, Water Ser 2008 A COPs (AGC Insd)	1.35	07/08/08	21,125,000
13,000	Mountain View, Villa Mariposa Multifamily 1985 Ser A	1.40	07/08/08	13,000,000
21,000	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	1.27	07/08/08	21,000,000
14,080	Northern California Gas Authority No 1, Gas Project Ser 2007 B Floaters Ser 2007-98	1.82	07/08/08	14,080,000
15,555	Oakland Joint Powers Financing Authority, Fruitvale Transit Village Ser 2001 A	1.31	07/08/08	15,555,000
52,880	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	1.30	07/08/08	52,880,000
17,000	Orange County Water District, Ser 2008 A COPs	1.28	07/08/08	17,000,000
6,485	Paramount Unified School District, School Facility Bridge Funding Ser 2001 COPs (FSA Insd)	1.80	07/08/08	6,485,000
35,500	Pasadena, Ser 2008 COPs	1.35	07/08/08	35,500,000
1,330	Pasadena Public Financing Authority, Rose Bowl Ser 2006	1.05	07/08/08	1,330,000
3,595	Peralta Community College District, Election 2006 Ser B PUTTERs Ser 2682 (FSA Insd)	1.58	07/08/08	3,595,000
3,395	Pittsburg Public Financing Authority, Water Ser 2008	1.35	07/08/08	3,395,000
17,200	Pleasanton, Assisted Living Facility Ser 2005	1.31	07/08/08	17,200,000
9,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	1.35	07/08/08	9,500,000
9,795	Poway Unified School District, Ser 2004 COPs (FSA Insd)	1.80	07/08/08	9,795,000
	Puttable Floating Option Tax-Exempts Receipts,
5,985	California Ser 2003 P-FLOATs PT - 4211	1.57	07/08/08	5,985,000
20	San Bernardino Community College District Ser 2006 C P-FLOATs PT-4317 (FSA Insd)	1.53	07/08/08	20,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
$3,500	Rancho Water District Financing Authority, Ser 2008 B	1.50%	07/08/08	$3,500,000
6,320	Rescue Union School District, Ser 2001 COPs (FSA Insd)	1.53	07/08/08	6,320,000
	Riverside,
4,495	Electric Ser 2008 D PUTTERs Ser 2892 (FSA Insd)	1.58	07/08/08	4,495,000
19,500	Ser 2008 COPs	1.35	07/08/08	19,500,000
5,000	Sacramento County Sanitation Districts Financing Authority, Sub Lien Ser 2008 E	1.25	07/08/08	5,000,000
5,500	San Bernardino County Flood Control District, Judgment Ser 2008	1.50	07/08/08	5,500,000
9,100	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	1.31	07/08/08	9,100,000
7,850	San Diego County, Ser 2004 COPs	1.37	07/08/08	7,850,000
	San Diego County Regional Transportation Commission,
26,500	Sales Tax 2008 Ser A	1.25	07/08/08	26,500,000
38,000	Sales Tax 2008 Ser B	1.20	07/08/08	38,000,000
4,400	Sales Tax 2008 Ser C	1.23	07/08/08	4,400,000
10,870	San Diego Redevelopment Agency, Centre City Tax Allocation Ser 2001 PUTTERs Ser 2985 (FSA Insd)	1.58	07/08/08	10,870,000
	San Francisco City & County Redevelopment Agency,
21,000	Bayside Village Multifamily Ser 1985 A	1.34	07/08/08	21,000,000
13,400	Multifamily Mercy Terrace Ser 2005 A	1.31	07/08/08	13,400,000
1,800	San Jose Redevelopment Agency, Merged Area 1996 Ser B	1.20	07/08/08	1,800,000
10,500	Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	1.31	07/08/08	10,500,000
850	Santa Clara County-El Camino Hospital District Hospital Facilities Authority, Valley Medical Center 1985 Ser A	1.43	07/08/08	850,000
11,675	Santa Clara Valley Transportation Authority, Sales Tax Ser 2008 C	1.30	07/08/08	11,675,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (FSA Insd)	1.58	07/08/08	5,860,000
5,050	Snowline Joint Unified School District, Ser 2005 COPs (FSA Insd)	1.80	07/08/08	5,050,000
	Southern California Public Power Authority,
62,565	Transmission 1991 Refg Ser (AMBAC Insd)	3.50	07/08/08	62,565,000
18,900	Transmission Refg Ser 2001 A (FSA Insd)	1.60	07/08/08	18,900,000
26,100	Transmission Ser 1996 B (FSA Insd)	1.28	07/08/08	26,100,000
5,545	Sweetwater Union High School District, Election 2006 Ser 2008 A PUTTERs Ser 2684 (FSA Insd)	1.58	07/08/08	5,545,000
5,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	1.50	07/08/08	5,000,000
7,075	Tulare-Porterville Schools Financing Authority, Ser 2002 COPs (FSA Insd)	1.60	07/08/08	7,075,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	VALUE
$6,540	Turlock Irrigation District, Ser 1988 A	1.53%	07/08/08	$6,540,000
19,400	University of California Regents, Ser 2007 D ROCS RR II R-12000 (FSA Insd)	1.55	07/08/08	19,400,000
5,015	West Contra Costa Unified School District, Ser 2003 B PUTTERs Ser 2932Z (FSA Insd)	1.58	07/08/08	5,015,000
10,625	West Hills Community College District, Ser 2008 COPs	1.50	07/08/08	10,625,000
1,300	Whittier, Whittier College Ser 2004	1.63	07/08/08	1,300,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $2,775,271,000)			2,775,271,000

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (9.6%)
25,000	California, Ser 1996	1.58%	09/09/08	1.58%	25,000,000
25,000	California, Ser 1996	1.60	09/09/08	1.60	25,000,000
30,000	Los Angeles Department of Airports, Los Angeles International Airport Ser A	1.62	07/17/08	1.62	30,000,000
31,000	Los Angeles Department of Water & Power, Power System	1.63	09/10/08	1.63	31,000,000
34,218	Riverside County, Teeter Obligation Ser B	1.47	09/10/08	1.47	34,218,000
30,000	San Diego County Water Authority, Ser 1	1.75	08/11/08	1.75	30,000,000
38,000	San Diego County Water Authority, Ser 3	1.50	10/08/08	1.50	38,000,000
19,000	San Diego County Water Authority, Ser 3	1.55	10/08/08	1.55	19,000,000
14,650	San Francisco County Transportation Authority, 2004 Ser B	1.52	10/09/08	1.52	14,650,000
38,000	San Joaquin County Transportation Authority, Sales Tax Ser 1997	1.63	09/10/08	1.63	38,000,000
2,500	Turlock Irrigation District, Sub Ser 2006 A	0.70	08/12/08	0.70	2,500,000
29,360	University of California Regents, Ser A	1.50	10/15/08	1.50	29,360,000
	Total California Tax-Exempt Commercial Paper (Cost $316,728,000)				316,728,000
	California Tax-Exempt Short-Term Municipal Notes and Bonds (6.5%)
40,000	California School Cash Reserve Program Authority, 2008-2009 Ser A COPs TRANs, dtd 07/01/08 (WI)	3.00	07/06/09	1.65	40,540,400
56,000	Fresno County, Ser 2008 TRANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.63	56,752,640
60,000	Los Angeles County, 2008-2009 Ser A TRANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.58	60,836,400

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Portfolio of Investments  ■  June 30, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
$37,000	Los Angeles Unified School District, Ser 2007 A TRANs, dtd 12/11/07	4.00%	12/29/08	3.18%	$37,147,020
20,000	Sacramento County, 2007 Ser A TRANs, dtd 07/03/07	4.25	07/09/08	3.67	20,002,465
	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $215,278,925)				215,278,925
	U.S. Government Agencies - Discount Notes (3.0%)
100,000	Federal Home Loan Banks (Cost $100,000,000)	1.80	07/01/08		100,000,000
NUMBER OF SHARES (000)
	Investment Company (c) (1.7%)
55,000	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class (Cost $55,000,000)				55,000,000
	Total Investments (Cost $3,462,277,925) (d) (e)			104.6%	3,462,277,925
	Liabilities in Excess of Other Assets			(4.6)	(152,558,072)
	Net Assets			100.0%	$3,309,719,853

  AMT  Alternative Minimum Tax.

  COPs  Certificates of Participation.

  P-FLOATs  Puttable Floating Option Tax-Exempt Receipts.

  PUTTERs  Puttable Tax-Exempt Receipts.

  ROCs  Reset Option Certificates.

  TRANs  Tax and Revenue Anticipation Notes.

  WI  Security purchased on a when-issued basis.

  (a)  Rate shown is the rate in effect at June 30, 2008.

  (b)  Date on which the principal amount can be recovered through demand.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

  (d)  Securities have been designated as collateral in an amount equal to $158,129,440 in connection with the purchase of when-issued securities.

  (e)  Cost is the same for federal income tax purposes.

Bond Insurance:

  AGC  Assured Guaranty Corporation.

  AMBAC  AMBAC Assurance Corporation.

  FSA  Financial Security Assurance Inc.

  MBIA  Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2008

Assets:
Investments in securities, at value (cost $3,407,277,925)	$3,407,277,925
Investment in affiliate, at value (cost $55,000,000)	55,000,000
Cash	43,803
Interest receivable	6,812,608
Prepaid expenses and other assets	167,737
Total Assets	3,469,302,073
Liabilities:
Payable for:
Investments purchased	158,129,440
Investment advisory fee	851,508
Distribution fee	287,739
Administration fee	143,870
Shares of beneficial interest redeemed	201
Accrued expenses and other payables	169,462
Total Liabilities	159,582,220
Net Assets	$3,309,719,853
Composition of Net Assets:
Paid-in-capital	$3,309,559,592
Accumulated undistributed net investment income	161,033
Distributions in excess of net realized gain	(772)
Net Assets	$3,309,719,853
Net Asset Value Per Share
3,309,496,853 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements continued

Statement of Operations

For the year ended June 30, 2008

Net Investment Income: Income
Interest	$70,598,449
Dividends from affiliate	978,071
Total Income	71,576,520
Expenses
Investment advisory fee	8,267,821
Distribution fee	2,526,875
Administration fee	1,295,106
Transfer agent fees and expenses	409,952
Custodian fees	108,865
Registration fees	78,379
Professional fees	57,011
Shareholder reports and notices	54,941
Trustees' fees and expenses	39,208
Other	147,025
Total Expenses	12,985,183
Less: expense offset	(109,989)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(36,420)
Net Expenses	12,838,774
Net Investment Income	58,737,746
Net Realized Gain	130,604
Net Increase	$58,868,350

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JUNE 30, 2008	FOR THE YEAR ENDED JUNE 30, 2007
Increase (Decrease) in Net Assets: Operations:
Net investment income	$58,737,746	$48,752,522
Net realized gain	130,604	47,313
Net Increase	58,868,350	48,799,835
Dividends and Distributions to Shareholders from:
Net investment income	(58,600,215)	(48,753,391)
Net realized gain	(131,183)	—
Total Dividends and Distributions	(58,731,398)	(48,753,391)
Net increase from transactions in shares of beneficial interest	1,524,086,353	468,446,364
Net Increase	1,524,223,305	468,492,808
Net Assets:
Beginning of period	1,785,496,548	1,317,003,740
End of Period
(Including accumulated undistributed net investment income of $161,033 and $6,650, respectively)	$3,309,719,853	$1,785,496,548

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on December 28, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Active Assets California Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008 continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2008, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees

Active Assets California Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008 continued

paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. For the year ended June 30, 2008, advisory fees paid were reduced by $36,420 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $978,071 for the year ended June 30, 2008. For the year ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class aggregated $419,100,000 and $364,100,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2008, aggregated $19,968,065,541 and $18,456,129,609, respectively. Included in the aforementioned transactions are purchases and sales of $184,800,000 and $119,900,000, respectively, with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2008, included in Trustees' fees and expenses in the Statement of Operations amounted to $5,079. At June 30, 2008, the Fund had an accrued pension liability of $54,159 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets California Tax-Free Trust

Notes to Financial Statements  ■  June 30, 2008 continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED JUNE 30, 2008	FOR THE YEAR ENDED JUNE 30, 2007
Shares sold	12,777,247,788	8,610,185,532
Shares issued in reinvestment of dividends	58,593,167	48,742,933
	12,835,840,955	8,658,928,465
Shares redeemed	(11,311,754,602)	(8,190,482,101)
Net increase in shares outstanding	1,524,086,353	468,446,364

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Federal Income Tax Status

Permanent book/tax differences, due to taxable income and capital gains retained by the Fund and nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2008:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	DISTRIBUTIONS IN EXCESS OF NET REALIZED GAIN	PAID-IN-CAPITAL
$16,852	$(47,438)	$30,586

8. Accounting Pronouncements

On September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Active Assets California Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JUNE 30,
	2008		2007	2006		2005		2004
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Net income from investment operations	0.024		0.030	0.023		0.012		0.003
Less dividends from net investment income	(0.024	)(1)	(0.030)	(0.023)		(0.012)		(0.003)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total Return	2.44%		3.02%	2.37%		1.17%		0.35%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.50	%(2)	0.55%	0.59	%(3)	0.62	%(3)	0.61%
Net investment income	2.26	%(2)	2.99%	2.42	%(3)	1.16	%(3)	0.35%
Supplemental Data:
Net assets, end of period, in thousands	$3,309,720		$1,785,497	$1,317,004		$704,291		$687,800

  (1)  Includes capital gain distribution of less than $0.001.

  (2)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio-Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (3)  Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Active Assets California Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
August 22, 2008

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (69) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

Kevin Klingert (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Active Assets California Tax-Free Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended June 30, 2008. The Fund designated 97.0% of its income dividends as tax-exempt income dividends. The Fund designated and paid $70,222 as a long-term capital gain distribution. 1.60% of the Fund's dividends were attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

AACANN
IU08-04353P-Y06/08

MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust

Annual Report

June 30, 2008

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008

	Registrant			Covered Entities(1)
Audit Fees		$30,000		N/A

Non-Audit Fees
Audit-Related Fees		$325	(2)	$4,336,000	(2)
Tax Fees		$4,635	(3)	$762,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$4,960		$5,098,000

Total		$34,960		$5,098,000

2007

	Registrant			Covered Entities(1)
Audit Fees		$28,800		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$4,836,000	(2)
Tax Fees		$5,000	(3)	$621,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,000		$5,457,000

Total		$33,800		$5,457,000

N/A- Not applicable, as not required by Item 4.

(1)        Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)        Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)        Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)        All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)     See table above.

(h)     The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)        The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008